24 Sectorial Charges Payable	12 Months Ended
Dec. 31, 2020
Sectorial Charges Due [Abstract]
Sectorial Charges Due
24	Sectorial Charges Payable

	12.31.2020	12.31.2019
Energy Development Account - CDE	5,700	4,104
Global Reversal Reserve - RGR	12,446	12,068
Tariff flags	15,566	12,336
	33,712	28,508